Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 229,968	$ 7,013	$ 223,199	$ 216,739
Taiwan,ROC[Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	220,398		215,265	209,727
Overseas [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 9,570		$ 7,934	$ 7,012